Leases - Schedule of components of lease costs (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Lease Cost
Operating lease cost	$ 878	$ 1,720
Short-term lease cost	219	443
Total	$ 1,097	$ 2,163